Earnings (Loss) Per Common Share (EPS) - Earnings per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Numerator:
Net income (loss)	$ 33,145	$ 22,445	$ 64,134	$ 16,564	$ 11,687	$ 12,635	$ 2,260	$ 10,529	$ 136,288	$ 37,111	$ (37,943)
Less: Distributed earnings allocated to nonvested awards									(461)
Less: Undistributed earnings allocated to nonvested awards									(1,063)
Numerator for basic and diluted earnings (loss) per share									$ 134,764	$ 37,111	$ (37,943)
Denominator:
Average shares outstanding - Basic	77,664,944	74,878,851	65,836,860	66,025,281	65,653,641	65,334,001	65,269,159	65,145,051	71,101,484	65,350,463	64,209,838
Average shares outstanding - Diluted	77,667,330	74,878,851	66,837,810	66,880,841	66,557,204	66,847,945	66,617,909	66,258,254	71,102,053	66,181,865	64,209,838
Net income (loss) per common share-basic	$ 0.42	$ 0.29	$ 0.97	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	$ 1.90	$ 0.57	$ (0.59)
Net income (loss) per common share-Diluted	$ 0.42	$ 0.29	$ 0.96	$ 0.25	$ 0.18	$ 0.19	$ 0.03	$ 0.16	1.90	$ 0.56	$ (0.59)
Dividend per share									$ 0.28
Restricted Shares [Member]
Denominator:
Potential effect of nonvested stock										831,402
Antidilutive shares excluded from the computation of diluted EPS (incremental shares)									332,955
RSUs [Member]
Denominator:
Antidilutive shares excluded from the computation of diluted EPS (incremental shares)									360,130
Nonqualified Stock Options [Member]
Denominator:
Potential effect of nonvested stock									569,000